Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 52.5%
International Equity Funds - 22.1%
iShares Core MSCI EAFE ETF	70,772	$ 4,944,840
iShares Core MSCI Emerging Markets ETF	28,857	1,398,122
iShares Global REIT ETF	60,583	1,402,496

		7,745,458

U.S. Equity Fund - 25.9%
iShares Core S&P 500 ETF	18,737	9,091,192

U.S. Fixed Income Funds - 4.5%
iShares 0-5 Year TIPS Bond ETF	8,938	885,041
iShares Core U.S. Aggregate Bond ETF	7,190	712,529

		1,597,570

Total Exchange-Traded Funds (Cost $19,126,666)		18,434,220

INVESTMENT COMPANIES - 46.6%
International Equity Funds - 12.0%
Transamerica Emerging Markets Opportunities (A)	122,844	873,423
Transamerica International Focus (A)	213,799	1,671,911
Transamerica International Stock (A)	152,310	1,692,165

		4,237,499

International Fixed Income Fund - 1.5%
Transamerica Emerging Markets Debt (A)	57,990	532,349

U.S. Equity Funds - 26.5%
Transamerica Capital Growth (A) (B)	153,823	1,132,141
Transamerica Large Cap Value (A)	232,308	3,001,421
Transamerica Mid Cap Growth (A) (B)	108,147	967,920
Transamerica Mid Cap Value Opportunities (A)	87,576	965,083
Transamerica Small Cap Growth (A)	109,280	701,576
Transamerica Small Cap Value (A)	127,172	691,817
Transamerica US Growth (A)	65,578	1,836,182

		9,296,140

U.S. Fixed Income Funds - 6.6%
Transamerica Bond (A)	198,724	1,607,679
Transamerica High Yield Bond (A)	87,931	709,605

		2,317,284

Total Investment Companies (Cost $18,101,432)		16,383,272

Principal	Value
REPURCHASE AGREEMENT - 1.0%

Fixed Income Clearing Corp., 2.50% (C), dated 01/31/2024, to be repurchased at $354,445 on 02/01/2024. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2026, and with a value of $361,522.

$ 354,420	$ 354,420

Total Repurchase Agreement (Cost $354,420)	354,420

Total Investments (Cost $37,582,518)	35,171,912
Net Other Assets (Liabilities) - (0.1)%	(49,941)

Net Assets - 100.0%	$ 35,121,971

Transamerica Funds	Page 1

Transamerica ClearTrack® 2045

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$18,434,220	$—	$—	$18,434,220
Investment Companies	16,383,272	—	—	16,383,272
Repurchase Agreement	—	354,420	—	354,420

Total Investments	$34,817,492	$354,420	$—	$35,171,912

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2024	Shares as of January 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$1,121,278	$454,604	$(46,000)	$(11,302)	$89,099	$1,607,679	198,724	$12,766	$—
Transamerica Capital Growth	922,329	—	(21,348)	4,984	226,176	1,132,141	153,823	—	—
Transamerica Emerging Markets Debt	487,411	33,277	(26,000)	(5,839)	43,500	532,349	57,990	5,350	—
Transamerica Emerging Markets Opportunities	780,065	104,575	(14,894)	(8,857)	12,534	873,423	122,844	22,466	—
Transamerica High Yield Bond	490,096	223,853	(33,000)	(6,264)	34,920	709,605	87,931	7,410	—
Transamerica International Focus	1,486,619	185,362	(15,000)	(4,063)	18,993	1,671,911	213,799	53,906	73,909
Transamerica International Stock	1,481,014	74,939	(28,439)	(3,109)	167,760	1,692,165	152,310	54,790	—
Transamerica Large Cap Value	2,645,704	214,532	(54,888)	(5,274)	201,347	3,001,421	232,308	9,156	205,377
Transamerica Mid Cap Growth	903,021	—	(122,114)	(70,698)	257,711	967,920	108,147	—	—
Transamerica Mid Cap Value Opportunities	934,652	49,373	(82,092)	(27,683)	90,833	965,083	87,576	10,513	38,859
Transamerica Small Cap Growth	740,470	55,801	(166,071)	(70,057)	141,433	701,576	109,280	—	37,263
Transamerica Small Cap Value	724,845	25,377	(154,210)	(211,405)	307,210	691,817	127,172	25,376	—
Transamerica US Growth	1,672,813	62,725	(157,927)	36,315	222,256	1,836,182	65,578	—	62,725

Total	$14,390,317	$1,484,418	$(921,983)	$(383,252)	$1,813,772	$16,383,272	1,717,482	$201,733	$418,133

(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at January 31, 2024.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® 2045

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® 2045 (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3